GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of Goodwill Activity

	2012 and 2013
	Online	Private primary	Online	International and
	degree	and secondary	tutoring	elite curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB

Gross amount:
Beginning balance	17,960	1,924	20,798	59,801	100,483
Changes during the year	—	—	—	—	—
Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	—	(1,924)	—	(55,304)	(57,228)
Changes during the year	—	—	—	—	—
Ending balance	—	(1,924)	—	(55,304)	(57,228)
Goodwill, net	17,960	—	20,798	4,497	43,255